SHAREHOLDERS' EQUITY (Details 1)	3 Months Ended	12 Months Ended
	Apr. 04, 2012	Dec. 31, 2012
Dividend yield	0.00%	0.00%
Expected volatility	70.40%	79.61%
Risk-free interest	0.31%	0.16%
Expected life	1 year 8 months 12 days	1 year 29 days
Call Option [Member]
Dividend yield		0.00%
Call Option [Member] | Minimum [Member]
Expected volatility		79.61%
Risk-free interest		0.12%
Expected life		11 months 1 day
Call Option [Member] | Maximum [Member]
Expected volatility		86.31%
Risk-free interest		0.21%
Expected life		1 year 5 months 1 day